Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2023
Summary of significant accounting policies [Abstract]
Schedule of includes the estimated useful lives
Furniture & fixtures	5 – 10 years
Leasehold improvements	Shorter of the lease term or estimated useful life of the assets
Equipment	5 – 10 years
Automobiles	5 years

Schedule of disaggregated revenue from contracts with customers
	Years ended April 30,
	2023	2022
Perishables	$31,291,786	$24,138,729
Non-perishables	24,107,326	17,845,492
Total revenues	$55,399,112	$41,984,221

Schedule of table sets forth information
Year Ended April 30, 2023		Year Ended April 30, 2022
Supplier	Percentage of Total Purchases	Supplier	Percentage of Total Purchases
A	—%	A	23%
B	20%	B	21%
C	14%	C	14%
D	18%	D	—%